Goodwill and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Goodwill, Gross	$ 19,035	$ 19,035
Accumulated Amortization, Goodwill	(544)	(544)
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Intangible Assets, Net (Including Goodwill)	18,491	18,491
Gross carrying amount	47,309	49,282
Accumulated amortization	0	(523)
Impairment	(7,170)	(7,170)
Intangible assets, net	40,139	41,589
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, Gross	544	544
Accumulated Amortization, Goodwill	(544)	(544)
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Intangible Assets, Net (Including Goodwill)	0	0
Goodwill Eclat Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, Gross	18,491	18,491
Accumulated Amortization, Goodwill	0	0
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Intangible Assets, Net (Including Goodwill)	18,491	18,491
Research and Development In Process [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	47,309	47,309
Accumulated amortization	0	0
Impairment	(7,170)	(7,170)
Intangible assets, net	40,139	40,139
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	0	1,973
Accumulated amortization	0	(523)
Impairment
Intangible assets, net	$ 0	$ 1,450